Note 18 - Fair Value Disclosure Measurements - Assets Measured on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Impaired loans	$ 22,315	$ 7,969
Fair Value, Nonrecurring [Member]
Impaired loans	1,143	4,162
Other real estate owned, fair value estimate	5,792
Fair Value, Inputs, Level 1 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans	0	0
Other real estate owned, fair value estimate	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans	0	0
Other real estate owned, fair value estimate	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
Impaired loans	1,143	$ 4,162
Other real estate owned, fair value estimate	$ 5,792